Stockholders’ Deficit	9 Months Ended	10 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Jul. 31, 2022
Stockholders’ Deficit [Line Items]
Stockholders’ Deficit

Note 7 - Stockholders’ Deficit

Preferred Stock  - The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share. At September 30, 2022 and December 31, 2021, there were no shares of preferred stock issued and outstanding.

Class A Common stock  - The Company is authorized to issue 100,000,000 shares of Class A common stock with a par value of $0.0001 per share. At September 30, 2022 and December 31, 2021, there were 12,808,125 shares of Class A common stock outstanding, 12,650,000 of which are subject to possible redemption.

Class B Common stock  - The Company is authorized to issue 20,000,000 shares of Class B common stock with a par value of $0.0001 per share. Holders of the Class B common stock are entitled to one vote for each share. At September 30, 2022 and December 31, 2021, there were 3,162,500 shares of Class B common stock issued and outstanding, after giving retroactive effect to the stock dividend that the Company effected in August 2021, of which 412,500 shares were subject to forfeiture to the extent that the underwriter’s over-allotment option was not exercised in full. As a result of the underwriters’ election to fully exercise their over-allotment option on August 30, 2021, none of the Class B shares are subject to forfeiture any longer.

The shares of Class B common stock will automatically convert into shares of Class A common stock at the time of the initial Business Combination on a one-for-one basis, subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations, and the like, and subject to further adjustment as provided herein. In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amounts offered in the IPO and related to the closing of the initial Business Combination, the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all shares of common stock outstanding upon the completion of the IPO (not including the representative’s common stock) plus all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with the initial Business Combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in the initial Business Combination or any private placement-equivalent warrants issued to the Sponsor, its affiliates, or certain of the Company’s officers and directors upon conversion of Working Capital Loans made to the Company).

Note 7 — Stockholders’ Deficit

Preferred Stock — The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share. At December 31, 2021, there were no shares of preferred stock issued or outstanding.

Class A Common stock — The Company is authorized to issue 100,000,000 shares of Class A common stock with a par value of $0.0001 per share. As at December 31, 2021, there were 12,808,125 shares of Class A common stock outstanding, 12,650,000 of which are subject to possible redemption.

Class B Common stock — The Company is authorized to issue 20,000,000 shares of Class B common stock with a par value of $0.0001 per share. Holders of the Class B common stock are entitled to one vote for each share. At December 31, 2021, there were 3,162,500 shares of Class B common stock issued and outstanding, after giving retroactive effect to the stock dividend that the Company effected in August 2021, of which 412,500 shares were subject to forfeiture to the extent that the underwriter’s over-allotment option was not exercised in full. As a result of the underwriters’ election to fully exercise their over-allotment option on August 30, 2021, none of the Class B shares are subject to forfeiture any longer.

The shares of Class B common stock will automatically convert into shares of Class A common stock at the time of the initial Business Combination on a one-for-one basis, subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations, and the like, and subject to further adjustment as provided herein. In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amounts offered in the IPO and related to the closing of the initial Business Combination, the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all shares of common stock outstanding upon the completion of the IPO (not including the representative’s common stock) plus all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with the initial Business Combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in the initial Business Combination or any private placement-equivalent warrants issued to the Sponsor, its affiliates, or certain of the Company’s officers and directors upon conversion of Working Capital Loans made to the Company).

DIGERATI TECHNOLOGIES, INC [Member]
Stockholders’ Deficit [Line Items]
Stockholders’ Deficit

NOTE 17 - EQUITY

During the year ended July 31, 2022, the Company issued the following shares of common stock:

On August 31, 2021, the Company entered into a $75,000 promissory note, with a maturity date of August 31, 2022, and annual interest rate of 8%. In conjunction with the promissory note, we issued 150,000 shares of common stock. At the time of issuance, the Company recognized the relative fair market value of the shares of $13,635 as debt discount, and it will be amortized to interest expense during the term of the promissory note.

On September 29, 2021, the Company entered into a $75,000 promissory note, with a maturity date of September 29, 2022, and annual interest rate of 8%. In conjunction with the promissory note, we issued 150,000 shares of common stock. At the time of issuance, the Company recognized the relative fair market value of the shares of $10,788 as debt discount, and it will be amortized to interest expense during the term of the promissory note.

On October 22, 2021, the Company entered into a $150,000 promissory note, with a maturity date of October 22, 2022, and annual interest rate of 8%. In conjunction with the promissory note, we issued 300,000 shares of common stock. At the time of issuance, the Company recognized the relative fair market value of the shares of $13,965 as debt discount, and it will be amortized to interest expense during the term of the promissory note.

On January 21, 2022, the Company secured two promissory notes for $460,000, with a maturity date of October 21, 2022, and annual interest rate of 8%. In conjunction with the promissory notes, we issued 600,000 shares of common stock. At the time of issuance, the Company recognized $60,892 as debt discount, and it will be amortized to interest expense during the term of the promissory notes.

On February 14, 2022, the Company entered into a note extension agreement, and as consideration for the extension, the Company issued 250,000 shares of common stock with a fair value of $34,150. In addition, the Company agreed to add $75,000 to the principal amount outstanding. The Company evaluated the amendment and accounted for these changes as an extinguishment of debt. The Company recognized a loss on extinguishment of debt for both the $75,000 increase in principal and $34,150 fair value of shares issued and charged the total $109,150 to interest expense at the time of the extension.

On July 1, 2022, the Company issued a total of 1,500,000 shares of common stock for the professional services provided by a consultant. At the time of issuance, the fair market value of the common stock issued was $125,250.

On July 26, 2022, the Company entered into a note extension agreement, and as consideration for the extension, the Company issued 300,000 shares of common stock with a fair value of $30,000. In addition, the Company agreed to add $50,000 to the principal amount outstanding. The Company evaluated the amendment and accounted for these changes as an extinguishment of debt. The Company recognized a loss on extinguishment of debt for both the $50,000 increase in principal and $30,000 fair value of shares issued and charged the total $80,000 to interest expense at the time of the extension.

On July 27, 2022, the Company entered into a variable convertible promissory note with an aggregate principal amount of $165,000, annual interest rate of 8% and a maturity date of April 27, 2023. After payment of transaction-related expenses and closing fees of $19,500, net proceeds to the Company from the Note totaled $100,000. Additionally, the Company recorded $19,500 as a discount to the Note which is amortized over the term of the note. In connection with the execution of the note, the Company issued 300,000 shares of our common stock to the note holder, at the time of issuance, the Company recognized the relative fair market value of the shares of $22,093 as debt discount, and it will be amortized to interest expense during the term of the promissory note.

During the year ended July 31, 2021, the Company issued the following shares of common stock:

During the year ended July 31, 2021, we issued 21,275,629 shares of common stock for debt conversion and settlement of debt $428,375.

During the year ended July 31, 2021, we issued 4,250,000 shares of common stock for professional services with a fair market value of $222,950.

During the year ended July 31, 2021, we issued 1,000,000 shares of common stock for settlement of accounts payable with a fair market value of $60,500.

During the year ended July 31, 2021, we issued 7,858,820 shares to various employees as part of the Company’s Non-Standardized profit-sharing plan contribution and shares issued in lieu of cash compensation with a fair market value of $264,712.

During the year ended July 31, 2021, we issued 2,100,000 shares in conjunction with various promissory notes with a fair market value of $146,942.

During the year ended July 31, 2021, we issued 400,000 shares in conjunction with various extension agreements for promissory notes with a fair market value of $58,760.

During the year ended July 31, 2021, we received $33,000 in proceeds from the exercise of 330,000 warrants, with an exercise price of $0.10 per warrant, as a result we issued 330,000 shares of common stock.

During the year ended July 31, 2021, we issued 55,400 shares of the Series C Convertible Preferred Stock to various members of the Management team. The Series C Convertible Preferred Stock were issued for settlement of accrued compensation to the management team of $554,010. There was no gain or loss recorded on the transaction.

During the year ended July 31, 2021, we issued 17,965 shares of Series B Convertible Preferred Stock for payment of debt of $17,965.